Derivative financial instruments	12 Months Ended
Dec. 31, 2011
Derivative financial instruments
Derivative financial instruments

25           Derivative financial instruments

Risk management policy

Vale considers that the effective management of risk is a key objective to support its growth strategy, strategic planning and financial flexibility. Therefore Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk), those inherent to inadequate or failed internal processes, people, systems or external events (operational risk), those arising from liquidity risk, among others.

The Board of Directors established the corporate risk management policy in order to support the growth strategy, strategic planning and business continuity of the Company, strengthening its capital structure and asset management, ensure flexibility and consistency on the financial management and strengthen corporate governance practices.

The corporate risk management policy determines that Vale measures and monitors its corporate risk on a consolidated approach in order to guarantee that the overall risk level of the Company remains aligned with the guidelines defined by the Board of Directors and the Executive Board.

The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk analysis and for issuing opinion regarding the Company’s risk management. It is also responsible for the supervision and revision of the principles and instruments of corporate risk management.

The Executive Board is responsible for the approval of the policy deployment into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities in the Company regarding risk management.

The Company may, when necessary, allocate specific risk limits to management activities that need them, including but not limited to, market risk limit and corporate and sovereign credit limit, in accordance with the acceptable corporate risk limit.

Market Risk Management

Vale is exposed to the behavior of various market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to support the decision making process and the growth strategy of the Company, ensure its financial flexibility and monitor the volatility of future cash flows.

When necessary, market risk mitigation strategies are evaluated and implemented in line with these objectives. Some of these strategies may incorporate financial instruments, including derivatives. The portfolios of the financial instruments are monitored on a monthly basis, enabling surveillance of financial results and then impact on cash flow, and ensuring adherence to the objectives of the strategies proposed.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed to are:

• Interest rates;

• Foreign exchange;

• Product prices and input costs

Foreign exchange rate and interest rate risk

Vale’s cash flows are exposed to volatility of several currencies. While most of the product prices are indexed to US dollars, most of the costs, disbursements and investments are indexed to currencies other than the US dollar, namely the Brazilian Real and the Canadian dollar.

Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch.

For hedges of revenue, costs, expenses and investment cash flows, the main risk mitigation strategies used are currency forward transactions and swaps.

The swap transactions used to convert debt linked to Brazilian Real into US dollar have similar - or sometimes shorter - settlement dates than the final maturity of the debt instruments. Their notional amounts are similar to the principal and interest payments, subject to liquidity market conditions.

The swaps with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debts` final maturity. At each settlement date, the results of the swap transactions partially offset the impact of the foreign exchange rate in Vale’s obligations, contributing to stabilize the cash disbursements in US dollar.

In the event of an appreciation (depreciation) of the Brazilian Real against the US dollar, the negative (positive) impact on Brazilian Real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian Real exchange rate in the payment date. The same rationale applies to debt denominated in other currencies and their respective swaps.

Vale is also exposed to interest rate risks on loans and financings. Its floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, the US dollar floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollar). To mitigate the impact of the interest rate volatility on its cash flows, Vale considers the natural hedges resulting from the correlation of commodities prices and US dollar floating rates. If such natural hedges are not present, Vale may search for the same effect by using financial instruments.

Product price and Input Cost risk

Vale is also exposed to several market risks associated with commodities price volatilities. In line with the risk management policy, risk mitigation strategies involving commodities can also be used to adjust its risk profile and reduce the volatility of cash flow. In these cases, the mitigation strategies used are primarily forward transactions, futures contracts or zero-cost collars.

Embedded derivatives

The cash flow of the Company is also exposed to various market risks associated with contracts that contain embedded derivatives or behave as derivatives. The derivatives may be embedded in, but are not limited to, commercial contracts, purchase agreements, leases, bonds, insurance policies and loans.

Vale’s wholly-owned subsidiary Vale Canada Ltd has nickel concentrate and raw materials purchase agreements, in which there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Hedge Accounting

Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in the statement of income, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

At December 31, 2011, Vale has outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, the value of such excluded portion is included in earnings.

The assets and liabilities balances of derivatives measured at fair value and the effects of their recognition are shown in the following tables:

	Assets				Liabilities
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	410	60	—	300	49	590	—	—
EURO floating rate vs. USD floating rate swap	—	—	1	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	—	—	4	—
EuroBond Swap	—	—	—	—	4	32	—	8
Pre Dollar Swap	19	—	—	1	—	41	—	—
AUD floating rate vs. fixed USD rate swap	—	—	2	—	—	—	—	—
Treasury future	—	—	—	—	5	—	—	—
	429	60	3	301	58	663	4	8
Commodities price risk
Nickel
Fixed price program	1	—	13	—	1	—	12	—
Purchase program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	4	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—
	5	—	29	—	1	—	31	—
Embedded derivatives:
Derivatives designated as hedge
Strategic Nickel	161	—	—	—	14	—	—	53
Foreign exchange cash flow hedge	—	—	20	—	—	—	—	—
	161	—	20	—	14	—	—	53
Total	595	60	52	301	73	663	35	61

	Amount of gain or (loss) recognized as financial income (expense)						Financial settlement (Inflows)/ Outflows						Amount of gain or (loss) recognized in OCI
	Three-month period ended (unaudited)			Year ended as of December 31,			Three-month period ended (unaudited)			Year ended as of December 31,			Three-month period ended (unaudited)			Year ended as of December 31,
	December 31, 2011	September 30, 2011	December 31, 2010	2011	2010	2009	December 31, 2011	September 30, 2011	December 31, 2010	2011	2010	2009	December 31, 2011	September 30, 2011	December 31, 2010	2011	2010	2009

Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	29	(685)	259	(92)	451	1,598	(114)	(63)	(819)	(337)	(956)	(243)	—	—	—	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	(1)	—	—	—	1	—	1	(1)	—	—	—	—	—	—
USD floating rate vs. fixed USD rate swap	—	—	—	—	(2)	(2)	1	1	(2)	4	3	8	—	—	—	—	—	—
EuroBond Swap	(24)	(59)	1	(30)	(5)	—	—	1	—	1	(1)	—	—	—	—	—	—	—
Pre Dollar Swap	(9)	(22)	—	(23)	4	—	(1)	—	—	(1)	(2)	—	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	(48)	164	—	69	—	—	(99)	31	—	(68)	—	—	—	—	—	—	—	—
South African Rande Forward	—	(10)	—	(8)	—	—	—	8	—	8	—	—	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	1	—	3	14	—	—	(1)	(2)	(9)	(5)	—	—	—	—	—	—
Treasury Future	(12)	—	—	(12)	—	—	6	—	—	6	—	—	—	—	—	—	—	—
Swap Convertibles	—	—	—	—	37	—	—	—	—	—	(37)	—	—	—	—	—	—	—
	(64)	(612)	261	(96)	487	1,610	(207)	(22)	(821)	(389)	(1,001)	(241)	—	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	6	8	—	39	4	5	(16)	(5)	—	(41)	(7)	79	—	—	—	—	—	—
Strategic program	—	—	(2)	15	(87)	(95)	—	—	39	—	105	73	—	—	—	—	—	—
Copper	—	1	—	1	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	—	7	16	—	—	—	—	—	—	—
Bunker Oil Hedge	2	1	13	37	4	50	(12)	(13)	(7)	(48)	(34)	(16)	—	—	—	—	—	—
Coal	—	—	(2)	—	(4)	—	—	—	2	2	3	—	—	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	5	—	(5)	66	—	—	(11)	2	(24)	(37)	—	—	—	—	—	—
Natural gas	—	—	—	—	—	(4)	—	—	—	—	—	6	—	—	—	—	—	—
	8	10	14	92	(88)	22	(28)	(18)	23	(78)	59	105	—	—	—	—	—	—
Embedded derivatives:
For nickel concentrate costumer sales	—	—	—	—	—	(25)	—	—	—	—	—	(14)	—	—	—	—	—	—
Customer raw material contracts	—	—	—	—	—	(76)	—	—	—	—	—	—	—	—	—	—	—	—
Energy - Aluminum options	—	—	(7)	(7)	(51)	—	—	—	—	—	—	—	—	—	—	—	—	—
	—		(7)	(7)	(51)	(101)	—	—	—	—	—	(14)	—	—	—	—	—	—
Derivatives designated as hedge
Bunker Oil Hedge	—	—	—	—	—	(16)	—	—	18	—	47	4	—	—	—	—	—	—
Aluminum	—	—	—	—	—	13	—	—	—	—	—	—	—	—	7	4	31	(36)
Strategic Nickel	84	15	1	49	(1)	—	(83)	(15)	—	(48)	—	—	(115)	198	(25)	211	(52)	—
Foreign exchange cash flow hedge	18	19	204	37	284	—	(18)	(19)	(225)	(50)	(330)	—	(25)	(49)	(115)	(60)	(5)	38
	102	34	205	86	283	(3)	(101)	(34)	(207)	(98)	(283)	4	(140)	149	(133)	155	(26)	2
Total	46	(568)	473	75	631	1,528	(336)	(74)	(1,005)	(565)	(1,225)	(146)	(140)	149	(133)	155	(26)	2

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.

Final maturity dates for the above instruments are as follows:

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012